Note 9 - Share-based Compensation - Options Activities (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Exercised, weighted average grant date fair value (in dollars per share)		$ 7.81
Forfeited, weighted average grant date fair value (in dollars per share)	$ 6.65
The 2017 Omnibus Incentive Plan [Member]
Outstanding, number of options (in shares)	2,010,439	2,667,338	1,939,049
Outstanding, weighted average exercise price (in dollars per share)	$ 10.03	$ 12.77	$ 14.12
Outstanding, weighted average remaining contractual term (Year)	7 years 7 months 28 days	7 years 10 months 2 days	8 years 9 months 25 days	9 years 4 months 17 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	760,723	615,407	1,134,672
Granted, weighted average exercise price (in dollars per share)	$ 1.14	$ 3.94	$ 11.24
Granted, weighted average grant date fair value (in dollars per share)	$ 0.88	$ 2.98	$ 8.19
Exercised, number of options (in shares)		(60,000)	(98,500)
Exercised, weighted average exercise price (in dollars per share)		$ 10.81	$ 16.13
Exercised, weighted average grant date fair value (in dollars per share)			$ 9.66
Exercised, average intrinsic value			$ 473
Forfeited, number of options (in shares)	(905,936)	(1,212,306)	(307,883)
Forfeited, weighted average exercise price (in dollars per share)	$ 9.91	$ 12.93	$ 14.52
Forfeited, weighted average grant date fair value (in dollars per share)		8.54	9.06
Forfeited, weighted average exercise price (in dollars per share)	$ 9.91	$ 12.93	$ 14.52
Outstanding, number of options (in shares)	1,865,226	2,010,439	2,667,338	1,939,049
Outstanding, weighted average exercise price (in dollars per share)	$ 6.46	$ 10.03	$ 12.77	$ 14.12
Outstanding, average intrinsic value	$ 0
Exercisable, number of options (in shares)	752,240
Exercisable, weighted average exercise price (in dollars per share)	$ 8.06
Exercisable, weighted average remaining contractual term (Year)	6 years 9 months 7 days
Vested and expected to vest, number of options (in shares)	1,501,346
Vested and expected to vest, weighted average exercise price (in dollars per share)	$ 5.4
Vested and expected to vest, weighted average remaining contractual term (Year)	7 years 10 months 13 days
Vested and expected to vest, average intrinsic value	$ 0
SEED 2022 Share Incentive Plan [Member]
Outstanding, number of options (in shares)	1,188,000	0
Outstanding, weighted average exercise price (in dollars per share)	$ 0.5	$ 0
Outstanding, weighted average remaining contractual term (Year)	8 years 9 months 25 days	9 years 8 months 8 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in shares)	172,000	1,281,000
Granted, weighted average exercise price (in dollars per share)	$ 0.5	$ 0.5
Granted, weighted average grant date fair value (in dollars per share)	$ 0.32	$ 0.38
Exercised, number of options (in shares)	(8,000)
Exercised, weighted average exercise price (in dollars per share)	$ 0.5
Exercised, weighted average grant date fair value (in dollars per share)	$ 0.4
Exercised, average intrinsic value	$ 0
Forfeited, number of options (in shares)	(95,000)	(93,000)
Forfeited, weighted average exercise price (in dollars per share)	$ 0.5	$ 0.5
Forfeited, weighted average grant date fair value (in dollars per share)	0.36	0.36
Forfeited, weighted average exercise price (in dollars per share)	$ 0.5	$ 0.5
Outstanding, number of options (in shares)	1,257,000	1,188,000	0
Outstanding, weighted average exercise price (in dollars per share)	$ 0.5	$ 0.5	$ 0
Outstanding, average intrinsic value	$ 0	$ 0	$ 0
Exercisable, number of options (in shares)	436,500
Exercisable, weighted average exercise price (in dollars per share)	$ 0.5
Exercisable, weighted average remaining contractual term (Year)	8 years 10 months 2 days
Vested and expected to vest, number of options (in shares)	1,257,000
Vested and expected to vest, weighted average exercise price (in dollars per share)	$ 0.5
Vested and expected to vest, weighted average remaining contractual term (Year)	8 years 9 months 25 days
Vested and expected to vest, average intrinsic value	$ 0